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                        SUPPLEMENT DATED JUNE 7, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE "CDSC OPTIONS AVAILABLE AT THE TIME OF APPLICATION "SECTION ON PAGE 5 OF THE PROSPECTUS IS AMENDED TO READ AS FOLLOWS:

     7 YEAR CDSC OPTION

     Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)............7%

     Range of 7 Year CDSC over time:

                   Number of Completed                 CDSC
            Years from Date of Purchase             Percentage
                      Payment
                            0                           7%
                            1                           7%
                            2                           6%
                            3                           5%
                            4                           4%
                            5                           3%
                            6                           2%
                            7                           0%

     VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

     Mortality and Expense Risk Charge

     (including the 7 Year CDSC Option).......0.95%(1,3)

     5 YEAR CDSC OPTION

     Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)............7%

     Range of 5 Year CDSC over time:

         Number of Completed Years from           CDSC
            Date of Purchase Payment           Percentage
                        0                          7%
                        1                          7%
                        2                          6%
                        3                          4%
                        4                          2%
                        5                          0%



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2.   THE "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" SECTION ON PAGE 16
     OF THE PROSPECTUS IS AMENDED TO READ AS FOLLOWS:

     7 Year CDSC Option

     In exchange for a REDUCTION equal to an annual rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract. The 7 Year CDSC schedule is as follows:

         Number of Completed Years from            CDSC
            Date of Purchase Payment            Percentage
                        0                           7%
                        1                           7%
                        2                           6%
                        3                           5%
                        4                           4%
                        5                           3%
                        6                           2%
                        7                           0%

     5 Year CDSC Option

     In exchange for a REDUCTION equal to an annual rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 5 Year CDSC schedule applied to surrenders from his or her contract. The 5 Year CDSC schedule is as follows:

         Number of Completed Years from           CDSC
            Date of Purchase Payment           Percentage
                        0                          7%
                        1                          7%
                        2                          6%
                        3                          4%
                        4                          2%
                        5                          0%

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